Note 10 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U.S. federal statutory rate applied to pretax loss	$ (621,194)	$ (497,833)
Permanent differences	65	278
Research and development credits	(66,574)	(47,053)
Change in valuation allowance, net of expired items and other adjustments	687,703	544,308
Reported income tax expense	$ (0)	$ (0)